Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenue	$ 28,032	$ 26,182	$ 12,821
Cost of revenues:
Total cost of revenue	17,914	17,919	11,379
Gross profit	10,118	8,263	1,442
Operating costs and expenses:
Research and development, net	3,092	1,575	758
Marketing and selling	2,860	2,137	2,269
General and administrative	4,001	2,568	1,814
Net loss from sale of fixed asset	103
Total operating costs and expenses	10,056	6,280	4,841
Operating income (loss)	62	1,983	(3,399)
Financial (expenses) income, net (Note 11)	119	(156)	(1,521)
Net income (loss) from continuing operations	181	1,827	(4,920)
Net income (loss) from discontinued operations	(404)	515	13
Net income (loss)	(223)	2,342	(4,907)
Net income (loss) attributable to non-controlling interest	(386)	103	3
Net income (loss) attributable to RADA Electronic Industries' shareholders	$ 163	$ 2,239	$ (4,910)
Basic net income (loss) from continuing operations per Ordinary share	$ 0.02	$ 0.07	$ (0.35)
Diluted net income (loss) from continuing operations per Ordinary share	0.02	0.06	(0.35)
Basic and diluted net income (loss) from discontinued operations per Ordinary share	(0.01)	0.02	0.00
Basic net income (loss) per Ordinary share	0.01	0.09	(0.35)
Diluted net income (loss) per Ordinary share	$ 0.01	$ 0.08	$ (0.35)
Weighted average number of Ordinary shares used for computing basic net income (loss) per share	33,184,570	24,956,915	14,029,346
Weighted average number of Ordinary shares used for computing diluted net income (loss) per share	33,716,931	28,126,509	14,029,346
Product [Member]
Revenues:
Total revenue	$ 26,909	$ 25,010	$ 11,663
Cost of revenues:
Total cost of revenue	17,771	17,807	10,594
Service [Member]
Revenues:
Total revenue	1,123	1,172	1,158
Cost of revenues:
Total cost of revenue	$ 143	$ 112	$ 785